[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


September 30, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Van Kampen Unit Trusts, Municipal Series 1074

          File No. 333-179356  CIK #1537736

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on September 25, 2014.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.